SUMMARIZED FINANCIAL INFORMATION OF RCVD (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 02, 2021	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues and lease income	$ 496,800	$ 485,580		$ 16,973		$ 726,512	$ 33,946		$ 522,696
Cost of goods sold		999				4,000			67,806
Gross margin		484,581		16,973		722,512	33,946		454,890
Operating expenses		(727,772)		(1,512,206)		(1,843,710)	(2,876,430)	(8,351,000)	(4,657,818)
Interest expense		(431,369)		(224,821)		(1,014,916)	(329,188)	(1,532,186)	(800,822)
Net loss		378,660	$ 1,908,561	$ 1,860,507	$ 1,492,722	2,287,221	$ 3,353,229	10,417,639	5,062,062
Current assets		1,735,224				1,735,224		98,572	622,345
Current liabilities		$ 32,468,056				$ 32,468,056		5,718,595	2,740,942
Rancho Costa Verde Development, LLC [Member]
Revenues and lease income								2,804,430	2,071,364
Cost of goods sold								1,492,184	587,520
Gross margin								1,312,246	1,483,844
Operating expenses								(2,342,539)	(1,510,881)
Interest expense								(659,680)	(645,642)
Net loss								(1,689,973)	(672,679)
Current assets								2,210,701	2,204,129
Non-current assets								4,599,757	4,783,210
Current liabilities								10,755,826	1,026,660
Non-Current liabilities								$ 5,822,234	$ 14,038,220